Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2023	December 31, 2022
	EUR	EUR
Trade and other payables – outside parties	3,485,774	613,489
Trade and other payables – related parties	181,507	36,769
	3,667,281	650,258